BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
BASIC AND DILUTED EARNINGS PER SHARE
BASIC AND DILUTED EARNINGS PER SHARE

12.   BASIC AND DILUTED EARNINGS PER SHARE

The calculation of basic earnings per share for the years ended December 31, 2017, 2018 and 2019 is based on the net income attributable to ordinary owners of the Company of RMB 51,244, RMB 61,618 and RMB 57,465, respectively, and the weighted average number of shares of 121,071,209,646,  121,071,209,646 and 121,071,209,646, respectively.

The calculation of diluted earnings per share for the years ended December 31, 2017, 2018 and 2019 is based on the net income attributable to ordinary owners of the Company (diluted) of RMB 51,242, RMB 61,618 and RMB 57,465, respectively, and the weighted average number of shares of 121,071,209,646, 121,071,209,646 and 121,071,209,646, respectively, calculated as follows:

(i) Net income attributable to ordinary owners of the Company (diluted)

	2017	2018	2019
	RMB	RMB	RMB

Net income attributable to ordinary owners of the Company	51,244	61,618	57,465
After tax effect of employee share option scheme of Shanghai Petrochemical	(2)	—	—
Net income attributable to ordinary owners of the Company (diluted)	51,242	61,618	57,465

(ii) Weighted average number of shares (diluted)

	2017	2018	2019
	Number of	Number of	Number of
	shares	shares	shares

Weighted average number of shares as of December 31	121,071,209,646	121,071,209,646	121,071,209,646
Weighted average number of shares (diluted) as of December 31	121,071,209,646	121,071,209,646	121,071,209,646